Share Based Compensation and Benefit Plans - Outstanding Stock Option Grants and Related Transactions (Details) - Share-Based Payment Arrangement, Option $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	40,307
Granted (in shares)	0
Exercised (in shares)	(28,583)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	11,724
Vested and expected to vest, period end (in shares)	11,724
Exercisable, period end (in shares)	11,724
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 8.32
Exercised (in dollars per share) | $ / shares	6.92
Outstanding, ending balance (in dollars per share) | $ / shares	11.73
Vested and expected to vest, period end (in dollars per share) | $ / shares	11.73
Exercisable, period end (in dollars per share) | $ / shares	$ 11.73
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	2 years 1 month 28 days
Vested and expected to vest, weighted-average remaining contractual term	2 years 1 month 28 days
Exercisable, weighted-average remaining contractual term	2 years 1 month 28 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value | $	$ 168
Vested and expected to vest, aggregate intrinsic value | $	168
Exercisable, aggregate intrinsic value | $	$ 168